Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Leases

Note 10 – Leases

We lease our office space under an operating lease agreement. This lease does not have significant rent escalation, concessions, leasehold improvement incentives, or other build-out clauses. Further, the lease does not contain contingent rent provisions. We also lease office equipment under an operating lease. Our office space lease includes both lease (e.g., fixed payments including rent, taxes, and insurance costs) and non-lease components (e.g., common-area or other maintenance costs), which are accounted for as a single lease component as we have elected the practical expedient to group lease and non-lease components for all leases. Our leases do not provide an implicit rate and, as such, we have used our incremental borrowing rate of 8% in determining the present value of the lease payments based on the information available at the lease commencement date.

Lease costs included in our condensed consolidated statement of operations totaled $23,995 and $24,729 for the three months ended June 30, 2020 and 2019, respectively, and $48,201 and $49,302 for the six months ended June 30, 2020 and 2019, respectively. The weighted average remaining lease terms and discount rate for our operating leases were as follows at June 30, 2020:

Weighted average remaining lease term (years) for our facility and equipment leases	2.23
Weighted average discount rate for our facility and equipment leases	8.00%

Maturities of our lease liabilities for all operating leases were as follows as of June 30, 2020:

2020	$45,869
2021	90,495
2022	69,741
Total lease payments	206,105
Less: Interest	(19,543)
Present value of lease liabilities	186,562
Less: current maturities	(71,967)
Non-current lease liability	$114,595

Note 12 - Operating Leases

We lease our office space under an operating lease agreement. This lease does not have significant rent escalation, concessions, leasehold improvement incentives, or other build-out clauses. Further, the lease does not contain contingent rent provisions. We also lease office equipment under an operating lease. Our office space lease includes both lease (e.g., fixed payments including rent, taxes, and insurance costs) and non-lease components (e.g., common-area or other maintenance costs), which are accounted for as a single lease component as we have elected the practical expedient to group lease and non-lease components for all leases. Our leases do not provide an implicit rate and, as such, we have used our incremental borrowing rate of 8% in determining the present value of the lease payments based on the information available at the lease commencement date.

Lease costs included in our consolidated statement of operations totaled $98,020 and $88,237 for the years ended December 31, 2019 and 2018, respectively. The weighted average remaining lease terms and discount rate for our operating leases were as follows at December 31, 2019:

Weighted average remaining lease term (years) for our facility and equipment leases	2.7
Weighted average discount rate for our facility and equipment leases	8%

Maturities of our lease liabilities for all operating leases were as follows as of December 31, 2019:

2020	$92,603
2021	90,495
2022	69,741
Total lease payments	252,839
Less: Interest	(27,457)
Present value of lease liabilities	225,382
Less: current maturities	(77,992)
Non-current lease liability	$147,390